Deposits guarantee regime	12 Months Ended
Dec. 31, 2021
Deposits Guarantee Regime [Abstract]
Deposits guarantee regime
47. Deposits guarantee regime
The Bank is included in the Deposits Guarantee Fund Insurance System of Law No. 24,485, Regulatory Decrees No. 540/95, No. 1292/96, No. 1127/98 and No. 30/18 and Communication “A” 5943 issued by the BCRA.
That law provided for the incorporation of the company “Seguros de Depósitos Sociedad Anónima” (SEDESA) for the purpose of managing the Deposits Guarantee Fund (DGF), the shareholders of which, pursuant to the changes introduced by Decree No. 1292/96, will be the BCRA with at least one share and the trustees of the trust with financial institutions in the proportion determined by the BCRA for each, based on their contributions to the DGF.
In August 1995 that company was incorporated, and the Bank has a 10.038% share of the corporate stock.
The Deposits Guarantee Insurance System, which is limited, mandatory and for valuable consideration, has been created for the purpose of covering bank deposit risks as a supplement of the deposits privileges and protection system set forth by the Law on Financial Institutions.
The guarantee covers the refund of the principal paid plus interest accrued up to the date of revocation of the authorization to operate or until the date of suspension of the Bank by application of Section 49 of the Articles of Organization of the BCRA, if this measure had been adopted previously, without exceeding 450. For transactions in the name of two or more people, the guarantee shall be distributed on a pro-rata
basis among them. In no case shall the total guarantee per person exceed the aforementioned amount, regardless of the number of accounts and/or deposits.
In addition, it is set forth that financial institutions shall make a monthly contribution to the DGF in an amount equivalent to 0.015% of the monthly average of daily balances of the items listed in the related regulations.
For the years ended December 31, 2021 and 2020 the contributions to the DGF have been recorded in the item “Other operating expenses—Contributions to the deposits guarantee fund” in the amounts of 1,126,106 and 1,051,597, respectively.

On February 28, 2019, the BCRA issued Communication “A” 6654 setting forth an increase in the guarantee from pesos 450 to 1,000, effective March 1, 2019. In addition, on April 16, 2020, the Argentine Central Bank issued Communication “A” 6973 increasing such amount to 1,500, effective May 1, 2020.